RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2013 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2013 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2013 Scenario, Actual [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Mar. 31, 2014 Series I Preferred Stock [Member]	Dec. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Mar. 31, 2014 Series G Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]
Note Payable, discounts (in Dollars)	$ 0	$ 0								$ 0	$ 20,568
Convertible notes payable, discounts (in Dollars)	$ 476,039	$ 264,389	$ 166,307							$ 62,242	$ 45,457
Common shares subject to redemption, shares outstanding	10,217,468	10,217,468	4,517,601							6,729,181	4,517,601
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				100	100	8,000,000	8,000,000	1,500,000	0			100	100	100	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued				100	100	4,000,000	4,000,000	100,000	0			100	100	100	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding				100	100	4,000,000	4,000,000	0	0			100	100	100	4,000,000	4,000,000	4,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001							$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000							250,000,000	250,000,000
Common stock, shares issued	142,313,975	127,897,079	97,485,130							100,985,130	97,485,130
Common stock, shares outstanding	142,313,975	127,897,079	97,485,130							100,985,130	97,485,130